Goodwill and Intangible Assets, Net - Components of Intangible Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 97,384	$ 64,259	$ 15,021
Accumulated Amortization	(9,767)	(6,772)	(3,672)
Net Carrying Amount	87,617	57,487	11,349
Developed Technology [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	55,065	45,066	10,090
Accumulated Amortization	(4,661)	(3,039)	(973)
Net Carrying Amount	50,404	42,027	9,117
Capitalized Software [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,240	3,769	3,541
Accumulated Amortization	(3,346)	(2,893)	(2,379)
Net Carrying Amount	5,894	876	1,162
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	16,173	7,163	658
Accumulated Amortization	(779)	(458)	(148)
Net Carrying Amount	15,394	6,705	510
Non-compete agreement [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	224	221	219
Accumulated Amortization	(108)	(93)	(37)
Net Carrying Amount	116	128	182
Capitalized Intellectual Property [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	375	374	199
Accumulated Amortization	(93)	(80)	(51)
Net Carrying Amount	282	294	148
Trademark and Tradenames [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,112	5,411	149
Accumulated Amortization	(305)	(120)	(29)
Net Carrying Amount	9,807	5,291	120
In Process Research and Development [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,600		110
Accumulated Amortization	0		0
Net Carrying Amount	2,600		110
In Process Technology [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,800
Accumulated Amortization		0
Net Carrying Amount		1,800
Backlog [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,491	455	55
Accumulated Amortization	(475)	(89)	(55)
Net Carrying Amount	3,016	$ 366	$ 0
Patents [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	104
Accumulated Amortization	0
Net Carrying Amount	$ 104